Other comprehensive income - Items not reclassified: benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (1,567)
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 37
Discount rates	0.90%	0.60%
United Kingdom
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 1,475
Discount rates	1.90%	1.28%	2.11%
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (91)
Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (102)
Pension benefits | Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	8.39%	6.82%
Medical benefits | Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	8.44%	7.14%
Discount rate actuarial assumptions | Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (138)